CREDIT RISK AND CONCENTRATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)	10.00%
Cash, Cash Equivalents and Short Term Investments | Countries Other than US | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents and short-term investments	$ 46.0	$ 53.8
Accounts Receivable | Customer Concentration Risk | Softbank and affiliates
Concentration Risk
Concentration of risk (as a percent)	2.00%	57.00%
Sales Revenue, Net | Customer Concentration Risk | Softbank and affiliates
Concentration Risk
Concentration of risk (as a percent)	40.00%	50.00%	47.00%
Sales Revenue, Net | Customer Concentration Risk | Bharat Sanchar Nigam Ltd. and affiliates.
Concentration Risk
Concentration of risk (as a percent)	39.00%	35.00%	17.00%
Sales Revenue, Net | China | Geographic Concentration Risk
Concentration Risk
Concentration of risk (as a percent)	3.00%	5.00%	8.00%
Subsidiaries | Cash, Cash Equivalents and Short Term Investments | China | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents and short-term investments	$ 7.9	$ 13.5